Contract Assets in respect of Concession Arrangements for the Construction and Operation of Photovoltaic Systems (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract Assets In Respect Of Concession Arrangements For Construction And Operation Of Photovoltaic Systems [Abstract]
Balance as of January 1	$ 106,774	$ 287,042
Repayment of contract asset under concession arrangements	(14,120)	(17,579)	$ (32,857)
Finance incomes	9,643	17,188
Reclassification from IFRIC 12 into a fixed asset	0	(162,359)
Translation differences	(2,881)	(17,518)
Balance as of December 31	$ 99,416	$ 106,774	$ 287,042